UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G.

Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
October 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Strategic New York Municipal Income Fund
Class A / COLNX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 77	0.76%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	1.94	0.74	1.94
Class A (including sales charges)	(1.13)	0.13	1.63
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax
information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA,
and
managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Class A

|

ASR205_01_(12/25)

Columbia Strategic New York Municipal Income Fund
Class C / CNYCX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 122	1.21%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	1.52	0.29	1.48
Class C (including sales charges)	0.54	0.29	1.48
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance
results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Class C

|

ASR205_04_(12/25)

Columbia Strategic New York Municipal Income Fund
Institutional Class / CNYZX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.51%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	2.23	0.99	2.19
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below
.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Institutional Class

|

ASR205_08_(12/25)

Columbia Strategic New York Municipal Income Fund
Institutional 2 Class / CNYRX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 50	0.49%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	2.25	1.02	2.21
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance
results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Institutional 2 Class

|

ASR205_15_(12/25)

Columbia Strategic New York Municipal Income Fund
Institutional 3 Class / CNTYX
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about Columbia Strategic New York Municipal Income Fund (the Fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 43	0.43%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector security selection
| Strong sector security selection in the housing and continuing care retirement center (CCRC) sectors contributed to the Fund’s performance relative to its benchmark.
Sector allocation
| The Fund’s overweight to housing and underweight to special tax bonds added to relative performance.
Credit quality allocation
| Positive contributions to benchmark-relative performance came from the Fund’s underweight to AAA rated bonds.
Yield carry
| The Fund’s attractive level of income added to performance and partially offset the negative performance from its longer-than-benchmark curve positioning.
Top Performance Detractors
Yield curve positioning

I

Heavy supply and market uncertainty resulted in a reshaping of the yield curve, driving the curve steeper as short rates declined and intermediate and long rates moved higher. Market yields on bonds 18 years to maturity and longer moved higher by approximately 20-30 basis points. (A basis point is 1/100 of a percent.) The Fund’s yield curve positioning was a detractor from performance, relative to its benchmark. Specifically, the Fund’s overweight to longer maturity bonds (20 years and longer) and an underweight to the shorter end of the curve detracted, as municipal market interest rates saw a material increase on the long end of the curve.
Sector security selection
| Selection in the charter school, special tax, and utility sectors detracted from the Fund’s relative performance.
Sector allocation
| An overweight to the CCRC sector detracted from the Fund’s relative performance.
Credit quality security selection
| Negative contributions to the Fund’s benchmark-relative performance came from security selection in AAA, AA and BBB rated bonds.
Credit quality allocation
| The Fund’s overweight to bonds rated BBB and below detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	2.27	1.06	2.21
Bloomberg New York Municipal Bond Index	3.91	1.32	2.28
Bloomberg Municipal Bond Index	4.17	1.16	2.42
(a)
The returns shown for periods prior to March 1, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 115,834,228
Total number of portfolio holdings	100
Management services fees (represents 0.47% of Fund average net assets)	$ 556,734
Portfolio turnover for the reporting period	19%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
New York City Municipal Water Finance Authority 06/15/2055 5.250%	2.8%
Triborough Bridge & Tunnel Authority 05/15/2064 5.250%	2.7%
New York Transportation Development Corp. 06/30/2060 5.375%	2.6%
TSASC, Inc. 06/01/2041 5.000%	2.6%
City of New York 09/01/2046 4.000%	2.4%
New York City Transitional Finance Authority 08/01/2048 4.000%	2.4%
Triborough Bridge & Tunnel Authority 05/15/2062 5.250%	2.3%
Port Authority of New York & New Jersey 06/01/2094 6.125%	2.0%
Triborough Bridge & Tunnel Authority 05/15/2063 5.500%	1.8%
New York City Municipal Water Finance Authority 06/15/2053 5.250%	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Strategic New York Municipal Income Fund | Institutional 3 Class

|

ASR205_17_(12/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	October 31, 2025	October 31, 2024	October 31, 2025	October 31, 2024
Audit fees (a)	32,423	31,493	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,833	13,430	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Strategic New York Municipal Income Fund
Annual Financial Statements and Additional Information
October 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic New York Municipal Income Fund | 2025

Portfolio of Investments
October 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.8%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	3.900%	850,000	850,000
Total Floating Rate Notes (Cost $850,000)			850,000

Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 8.1%
Build Resource Corp.(c)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2055	5.500%	1,000,000	1,039,129
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	1,110,000	1,110,165
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,230,279
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2041	4.000%	600,000	559,132
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2060	5.375%	3,000,000	3,014,463
LaGuardia Airport Terminal C&D
Series 2023
04/01/2040	5.625%	1,500,000	1,575,066
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2042	4.000%	1,000,000	914,331
Total			9,442,565
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 9.5%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	917,850
Build NYC Resource Corp.(d)
Revenue Bonds
Bold Charter School Project
Series 2025
07/01/2060	6.000%	1,000,000	1,006,130
ERE425 LLC - Zeta Charter School, Inc. Project
Series 2025
10/15/2045	5.125%	1,000,000	985,973
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	265,304
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	700,000	556,011
Social Bonds - East Harlem Scholars Academy Charter School Project
Series 2022
06/01/2062	5.750%	1,000,000	975,258
Unity Preparatory Charter School of Brooklyn Project
Series 2023
06/15/2063	5.500%	1,000,000	975,783
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,250,000	1,250,461
Social Bonds - KIPP NYC Public School Facilities Canal West Project
Series 2023
07/01/2062	5.250%	1,000,000	1,004,016
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2043	4.000%	1,000,000	948,169
Hempstead Town Local Development Corp.
Revenue Bonds
Evergreen Charter School Project
Series 2022A
06/15/2057	5.500%	500,000	500,634
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Corp.(d)
Revenue Bonds
Eugenio Maria de Hostos Charter School
Series 2024
07/01/2059	5.000%	1,000,000	889,421
Social Bonds - Academy of Health Sciences Charter School Project
Series 2022
07/01/2057	6.000%	750,000	750,103
Total			11,025,113
Higher Education 2.0%
Madison County Capital Resource Corp.
Refundind Revenue Bonds
Colgate University Project
Series 2025
07/01/2043	5.000%	550,000	598,781
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2042	5.250%	500,000	546,354
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,223,500
Total			2,368,635
Hospital 4.6%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany Medical Center Hospital Project
Series 2025
05/01/2050	5.250%	1,000,000	1,052,912
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	506,649
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	1,000,000	849,487
Northwell Health Obligated Group
Series 2024
05/01/2054	4.000%	1,000,000	893,728
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2049	5.250%	2,000,000	2,037,057
Total			5,339,833
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 1.2%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	461,988
Revenue Bonds
Series 2024A
11/15/2054	4.000%	1,000,000	904,548
Total			1,366,536
Local General Obligation 6.2%
City of New York
Unlimited General Obligation Bonds
Series 2022A-1
09/01/2046	4.000%	3,000,000	2,816,493
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,347,731
05/01/2043	5.250%	1,000,000	1,072,709
Series 2024C
03/01/2053	5.250%	1,000,000	1,057,730
Subordinated Series 2023E-1
04/01/2050	4.000%	1,000,000	923,147
Total			7,217,810
Multi-Family 11.3%
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,750,279
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.375%	1,000,000	1,022,915
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,310,000	1,279,774
11/01/2049	3.650%	875,000	768,644
Revenue Bonds
Series 2018K
11/01/2048	4.000%	735,000	680,165
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	686,736
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	1,710,000	1,369,782
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	729,495
Series 2019D
11/01/2044	3.700%	1,000,000	924,681
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	716,764
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,221,413
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	517,204
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	720,761
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	681,401
Total			13,070,014
Municipal Power 0.5%
Puerto Rico Electric Power Authority(e),(f)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	375,000	247,500
Series 2012A
07/01/2042	0.000%	500,000	330,000
Total			577,500
Other Bond Issue 2.7%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	361,307
New York Transportation Development Corp.(c)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	2,000,000	1,709,535
Suffolk Regional Off-Track Betting Co.
Revenue Bonds
Series 2024
12/01/2053	6.000%	1,000,000	1,014,495
Total			3,085,337
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Industrial Development Bond 0.3%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	310,776
Pool / Bond Bank 0.0%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,023
Ports 3.6%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Series 2025-248
01/15/2055	5.000%	1,000,000	1,048,642
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	790,000	822,925
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,253,412
Total			4,124,979
Prep School 0.8%
Build NYC Resource Corp.(d)
Revenue Bonds
Bay Ridge Preparatory School Project
Series 2024
09/01/2059	5.000%	1,000,000	908,791
Prepaid Gas 0.9%
New York Energy Finance Development Corp.(b)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	1,000,000	1,074,994
Recreation 0.8%
Western Regional Off-Track Betting Corp.(d)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	905,286
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Resource Recovery 0.6%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	750,679
Retirement Communities 6.1%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	760,032
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	834,315
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,619,479
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,655,272
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	465,378
09/15/2053	5.250%	1,000,000	906,332
Westchester County Local Development Corp.(d)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	880,422
Total			7,121,230
Sales Tax 12.2%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Series 2022
11/01/2051	0.000%	469,019	316,588
Subordinated Series 2022
11/01/2043	0.000%	306,416	195,723
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2025A
03/15/2050	5.250%	1,830,000	1,966,672
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(e),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	4,801,000	1,670,904
07/01/2051	0.000%	4,449,000	1,099,032
Puerto Rico Sales Tax Financing Corp.(e)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	971,241
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,623,935
Series 2024A-1
05/15/2064	5.250%	3,000,000	3,168,400
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2063	5.500%	2,000,000	2,138,165
Total			14,150,660
Single Family 1.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	131,960
Revenue Bonds
Social Bonds
Series 2023-250 (HUD)
10/01/2053	4.900%	970,000	991,763
State of New York Mortgage Agency(c)
Refunding Revenue Bonds
Series 2019-218
04/01/2038	3.850%	170,000	166,714
Total			1,290,437
Special Non Property Tax 11.1%
Metropolitan Transportation Authority(h)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	2,013,485
New York City Transitional Finance Authority
Revenue Bonds
Fiscal 2025
Subordinated Series 2024D
05/01/2052	5.500%	1,500,000	1,622,383
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	2,813,371
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023A
05/01/2047	5.000%	1,000,000	1,043,311
New York State Dormitory Authority
Revenue Bonds
Series 2024A
03/15/2054	4.000%	2,000,000	1,848,993
Oneida Indian Nation of New York(d),(e)
Revenue Bonds
Series 2024B
09/01/2043	6.000%	500,000	538,258
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2043	5.000%	1,000,000	1,073,235
MTA Bridges and Tunnels
Series 2022
05/15/2051	4.000%	2,000,000	1,850,427
Total			12,803,463
Tobacco 4.9%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	946,356
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	1,688,725
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,008,354
Total			5,643,435
Transportation 1.8%
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,033,677
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 7.0%
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2055	5.250%	3,000,000	3,212,174
Subordinated Series 2023AA-1
06/15/2053	5.250%	2,000,000	2,117,901
Subordinated Series 2024AA
06/15/2054	4.000%	2,000,000	1,846,448
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(e)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	925,000	907,367
Total			8,083,890
Total Municipal Bonds (Cost $117,284,426)			112,710,663

Money Market Funds 0.7%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.015%(i)	833,167	833,251
Total Money Market Funds (Cost $833,167)		833,251
Total Investments in Securities (Cost: $118,967,593)		114,393,914
Other Assets & Liabilities, Net		1,440,314
Net Assets		115,834,228
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2025.

(c)	Income from this security may be subject to alternative minimum tax.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Notes to Portfolio of Investments (continued)
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2025, the total value of these securities amounted to $12,666,496, which represents 10.94% of total net assets.

(e)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2025, the total value of these securities amounted to $6,276,613, which represents 5.42% of total net assets.

(f)	Represents a security in default.
(g)	Coupon rate may change periodically and is determined by the issuer or agent bank based on current market conditions.
(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at October 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
HUD	U.S. Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Portfolio of Investments (continued)
October 31, 2025
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	850,000	—	850,000
Municipal Bonds	—	112,710,663	—	112,710,663
Money Market Funds	833,251	—	—	833,251
Total Investments in Securities	833,251	113,560,663	—	114,393,914
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Assets and Liabilities
October 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $118,967,593)	$114,393,914
Cash	3,456
Receivable for:
Capital shares sold	281,578
Dividends	4,789
Interest	1,775,458
Expense reimbursement due from Investment Manager	801
Prepaid expenses	2,752
Deferred compensation of board members	112,171
Total assets	116,574,919
Liabilities
Payable for:
Capital shares redeemed	197,239
Distributions to shareholders	371,192
Management services fees	1,491
Distribution and/or service fees	532
Transfer agent fees	6,035
Compensation of board members	697
Other expenses	24,429
Deferred compensation of board members	139,076
Total liabilities	740,691
Net assets applicable to outstanding capital stock	$115,834,228
Represented by
Paid in capital	131,295,770
Total distributable earnings (loss)	(15,461,542)
Total - representing net assets applicable to outstanding capital stock	$115,834,228
Class A
Net assets	$70,329,348
Shares outstanding	2,711,069
Net asset value per share	$25.94
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.74
Class C
Net assets	$2,664,464
Shares outstanding	102,756
Net asset value per share	$25.93
Institutional Class
Net assets	$29,893,546
Shares outstanding	1,153,403
Net asset value per share	$25.92
Institutional 2 Class
Net assets	$665,530
Shares outstanding	25,739
Net asset value per share	$25.86
Institutional 3 Class
Net assets	$12,281,340
Shares outstanding	473,554
Net asset value per share	$25.93
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Operations
Year Ended October 31, 2025

Net investment income
Income:
Dividends — unaffiliated issuers	$84,109
Interest	5,190,298
Total income	5,274,407
Expenses:
Management services fees	556,734
Distribution and/or service fees
Class A	179,347
Class C	21,201
Transfer agent fees
Class A	56,448
Advisor Class	424
Class C	2,386
Institutional Class	23,940
Institutional 2 Class	357
Institutional 3 Class	603
Custodian fees	9,822
Printing and postage fees	16,292
Registration fees	24,448
Accounting services fees	32,423
Legal fees	30,477
Compensation of chief compliance officer	21
Compensation of board members	12,504
Deferred compensation of board members	5,829
Other	11,218
Total expenses	984,474
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(190,276)
Expense reduction	(100)
Total net expenses	794,098
Net investment income	4,480,309
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,059,405)
Futures contracts	(19,712)
Net realized loss	(3,079,117)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	815,283
Futures contracts	(4,010)
Net change in unrealized appreciation (depreciation)	811,273
Net realized and unrealized loss	(2,267,844)
Net increase in net assets resulting from operations	$2,212,465
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Changes in Net Assets

	Year Ended October 31, 2025	Year Ended October 31, 2024
Operations
Net investment income	$4,480,309	$4,524,039
Net realized loss	(3,079,117)	(2,117,516)
Net change in unrealized appreciation (depreciation)	811,273	14,718,879
Net increase in net assets resulting from operations	2,212,465	17,125,402
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,638,770)	(2,797,412)
Advisor Class	(19,305)	(240,563)
Class C	(97,586)	(136,816)
Institutional Class	(1,196,803)	(852,116)
Institutional 2 Class	(24,144)	(29,393)
Institutional 3 Class	(485,032)	(439,378)
Total distributions to shareholders	(4,461,640)	(4,495,678)
Increase (decrease) in net assets from capital stock activity	(10,844,760)	5,152,599
Total increase (decrease) in net assets	(13,093,935)	17,782,323
Net assets at beginning of year	128,928,163	111,145,840
Net assets at end of year	$115,834,228	$128,928,163
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	October 31, 2025		October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	129,136	3,293,921	233,637	6,104,369
Distributions reinvested	82,026	2,100,277	84,273	2,211,878
Shares redeemed	(464,443)	(11,977,753)	(509,966)	(13,356,640)
Net decrease	(253,281)	(6,583,555)	(192,056)	(5,040,393)
Advisor Class
Shares sold	8,218	217,258	142,243	3,716,465
Distributions reinvested	—	—	9,151	240,223
Shares redeemed	(338,750)	(8,978,825)	(21,944)	(560,327)
Net increase (decrease)	(330,532)	(8,761,567)	129,450	3,396,361
Class C
Shares sold	14,515	377,067	27,419	713,066
Distributions reinvested	3,809	97,549	5,111	133,913
Shares redeemed	(46,645)	(1,196,208)	(131,480)	(3,456,514)
Net decrease	(28,321)	(721,592)	(98,950)	(2,609,535)
Institutional Class
Shares sold	686,040	17,841,641	336,028	8,799,320
Distributions reinvested	35,820	916,124	24,368	639,146
Shares redeemed	(527,511)	(13,507,351)	(227,167)	(5,924,884)
Net increase	194,349	5,250,414	133,229	3,513,582
Institutional 2 Class
Shares sold	5,706	145,542	2,991	78,203
Distributions reinvested	946	24,100	1,113	29,054
Shares redeemed	(2,747)	(69,990)	(25,556)	(664,609)
Net increase (decrease)	3,905	99,652	(21,452)	(557,352)
Institutional 3 Class
Shares sold	71,870	1,828,054	289,816	7,493,609
Distributions reinvested	2,105	53,805	1,831	48,044
Shares redeemed	(79,683)	(2,009,971)	(41,748)	(1,091,717)
Net increase (decrease)	(5,708)	(128,112)	249,899	6,449,936
Total net increase (decrease)	(419,588)	(10,844,760)	200,120	5,152,599
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 10/31/2025	$26.40	0.95	(0.47)	0.48	(0.94)	—	(0.94)
Year Ended 10/31/2024	$23.73	0.92	2.67	3.59	(0.92)	—	(0.92)
Year Ended 10/31/2023	$24.04	0.89	(0.32)	0.57	(0.88)	—	(0.88)
Year Ended 10/31/2022	$30.32	0.76	(6.05)	(5.29)	(0.76)	(0.23)	(0.99)
Year Ended 10/31/2021	$29.68	0.73	0.81	1.54	(0.72)	(0.18)	(0.90)
Class C
Year Ended 10/31/2025	$26.38	0.83	(0.45)	0.38	(0.83)	—	(0.83)
Year Ended 10/31/2024	$23.71	0.80	2.67	3.47	(0.80)	—	(0.80)
Year Ended 10/31/2023	$24.02	0.77	(0.31)	0.46	(0.77)	—	(0.77)
Year Ended 10/31/2022	$30.30	0.64	(6.05)	(5.41)	(0.64)	(0.23)	(0.87)
Year Ended 10/31/2021	$29.67	0.59	0.81	1.40	(0.59)	(0.18)	(0.77)
Institutional Class
Year Ended 10/31/2025	$26.37	1.01	(0.45)	0.56	(1.01)	—	(1.01)
Year Ended 10/31/2024	$23.70	0.99	2.66	3.65	(0.98)	—	(0.98)
Year Ended 10/31/2023	$24.02	0.95	(0.33)	0.62	(0.94)	—	(0.94)
Year Ended 10/31/2022	$30.29	0.83	(6.04)	(5.21)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.66	0.80	0.81	1.61	(0.80)	(0.18)	(0.98)
Institutional 2 Class
Year Ended 10/31/2025	$26.31	1.01	(0.45)	0.56	(1.01)	—	(1.01)
Year Ended 10/31/2024	$23.65	0.99	2.65	3.64	(0.98)	—	(0.98)
Year Ended 10/31/2023	$23.96	0.95	(0.31)	0.64	(0.95)	—	(0.95)
Year Ended 10/31/2022	$30.22	0.83	(6.03)	(5.20)	(0.83)	(0.23)	(1.06)
Year Ended 10/31/2021	$29.58	0.81	0.81	1.62	(0.80)	(0.18)	(0.98)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 10/31/2025	$25.94	1.94%	0.92%	0.76% (c)	3.69%	19%	$70,329
Year Ended 10/31/2024	$26.40	15.19%	0.90%	0.76% (c)	3.52%	30%	$78,245
Year Ended 10/31/2023	$23.73	2.20%	0.89% (d)	0.78% (c),(d)	3.49%	23%	$74,887
Year Ended 10/31/2022	$24.04	(17.84% )	0.86% (d)	0.78% (c),(d)	2.74%	22%	$81,708
Year Ended 10/31/2021	$30.32	5.23%	0.85%	0.78% (c)	2.39%	18%	$117,874
Class C
Year Ended 10/31/2025	$25.93	1.52%	1.37%	1.21% (c)	3.24%	19%	$2,664
Year Ended 10/31/2024	$26.38	14.69%	1.35%	1.21% (c)	3.06%	30%	$3,458
Year Ended 10/31/2023	$23.71	1.74%	1.34% (d)	1.23% (c),(d)	3.02%	23%	$5,455
Year Ended 10/31/2022	$24.02	(18.23% )	1.43% (d)	1.23% (c),(d)	2.28%	22%	$7,882
Year Ended 10/31/2021	$30.30	4.72%	1.60%	1.23% (c)	1.94%	18%	$12,203
Institutional Class
Year Ended 10/31/2025	$25.92	2.23%	0.67%	0.51% (c)	3.95%	19%	$29,894
Year Ended 10/31/2024	$26.37	15.50%	0.65%	0.51% (c)	3.77%	30%	$25,292
Year Ended 10/31/2023	$23.70	2.42%	0.64% (d)	0.53% (c),(d)	3.73%	23%	$19,576
Year Ended 10/31/2022	$24.02	(17.62% )	0.61% (d)	0.53% (c),(d)	2.94%	22%	$26,486
Year Ended 10/31/2021	$30.29	5.46%	0.60%	0.53% (c)	2.63%	18%	$55,959
Institutional 2 Class
Year Ended 10/31/2025	$25.86	2.25%	0.65%	0.49%	3.98%	19%	$666
Year Ended 10/31/2024	$26.31	15.49%	0.63%	0.50%	3.78%	30%	$574
Year Ended 10/31/2023	$23.65	2.47%	0.62% (d)	0.51% (d)	3.75%	23%	$1,024
Year Ended 10/31/2022	$23.96	(17.62% )	0.59% (d)	0.51% (d)	2.94%	22%	$1,225
Year Ended 10/31/2021	$30.22	5.52%	0.59%	0.52%	2.65%	18%	$1,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 10/31/2025	$26.39	1.03	(0.46)	0.57	(1.03)	—	(1.03)
Year Ended 10/31/2024	$23.72	1.01	2.66	3.67	(1.00)	—	(1.00)
Year Ended 10/31/2023	$24.03	0.97	(0.32)	0.65	(0.96)	—	(0.96)
Year Ended 10/31/2022	$30.31	0.89	(6.09)	(5.20)	(0.85)	(0.23)	(1.08)
Year Ended 10/31/2021	$29.67	0.82	0.82	1.64	(0.82)	(0.18)	(1.00)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Strategic New York Municipal Income Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 10/31/2025	$25.93	2.27%	0.60%	0.43%	4.02%	19%	$12,281
Year Ended 10/31/2024	$26.39	15.57%	0.58%	0.44%	3.85%	30%	$12,647
Year Ended 10/31/2023	$23.72	2.53%	0.57% (d)	0.46% (d)	3.81%	23%	$5,440
Year Ended 10/31/2022	$24.03	(17.59% )	0.55% (d)	0.46% (d)	3.42%	22%	$6,257
Year Ended 10/31/2021	$30.31	5.56%	0.54%	0.47%	2.70%	18%	$867
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements
October 31, 2025
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
At October 31, 2025, the Fund had no outstanding derivatives.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended October 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(19,712)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,010)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended October 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	774,703
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The effective management services fee rate for the year ended October 31, 2025 was 0.47% of the Fund’s average daily net assets.

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended October 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.00 (a)
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.00

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended October 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $100.
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.45% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended October 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	6,729
Class C	—	1.00 (b)	509

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2025 through February 28, 2026 (%)	Prior to March 1, 2025 (%)
Class A	0.76	0.76
Class C	1.21	1.21
Institutional Class	0.51	0.51
Institutional 2 Class	0.49	0.50
Institutional 3 Class	0.44	0.44
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2025, these differences were primarily due to differing treatment for tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards, trustees’ deferred compensation, distributions and re-characterization of distributions for investments. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
100,993	(100,993)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended October 31, 2025				Year Ended October 31, 2024
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
22,788	4,438,852	—	4,461,640	18,963	4,476,715	—	4,495,678
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
—	1,640,604	—	(11,815,255)	(4,776,623)
At October 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
119,170,537	1,135,958	(5,912,581)	(4,776,623)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended October 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(4,818,233)	(6,997,022)	(11,815,255)	—
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $21,604,645 and $26,387,249, respectively, for the year ended October 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended October 31, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended October 31, 2025.
Note 8. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.

Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At October 31, 2025, one unaffiliated shareholder of record owned 20.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
The Board of Trustees of the Fund approved a custody agreement with State Street Bank and Trust Company (State Street). The transition of custody services to State Street is expected to be completed by December 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-administration services to the Fund, including fund accounting and financial reporting services.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Strategic New York Municipal Income Fund  | 2025

Notes to Financial Statements (continued)
October 31, 2025
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Strategic New York Municipal Income Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Strategic New York Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Strategic New York Municipal Income Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 19, 2025
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Strategic New York Municipal Income Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended October 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Exempt- interest dividends
99.49%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Strategic New York Municipal Income Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

Columbia Strategic New York Municipal Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Columbia Strategic New York Municipal Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment

Columbia Strategic New York Municipal Income Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Strategic New York Municipal Income Fund  | 2025

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Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN205_10_R01_(12/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	December 19, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	December 19, 2025